Fair Value	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value	Fair Value

We utilize fair value measures for both financial and non-financial assets and liabilities.

Items measured at fair value on a recurring basis

Fair value measurements are established using a three-level valuation hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into the following categories:

•Level 1: Quoted prices for identical assets or liabilities in active markets.
•Level 2: Inputs, other than quoted prices included in Level 1, that are observable for the asset or liability either directly or indirectly. Short-term investments in this category are valued using discounted cash flow techniques with all significant inputs derived from or corroborated by observable market data. Derivative assets and liabilities in this category are valued using models that consider various assumptions and information from market-corroborated sources. The models used are primarily industry-standard models that consider items such as quoted prices, market interest rate curves applicable to the instruments being valued as of the end of each period, discounted cash flows, volatility factors, current market, and contractual prices for the underlying instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace, can be derived from observable data, or are supported by observable levels at which transactions are executed in the marketplace.
•Level 3: Unobservable inputs that are not corroborated by market data.
The areas in which we utilize fair value measures of financial assets and liabilities are presented in the table below:

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Bank time deposits with original maturities of three months or less	$—	$156.5	$—	$156.5
Derivative assets [1] (see Note S)	—	7.9	—	7.9
Diversified investments associated with the ESUP [1] (see Note L)	45.9	—	—	45.9
Total assets	$45.9	$164.4	$—	$210.3
Liabilities:
Derivative liabilities [1] (see Note S)	$—	$2.5	$—	$2.5
Liabilities associated with the ESUP [1] (see Note L)	45.4	—	—	45.4
Total liabilities	$45.4	$2.5	$—	$47.9

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Bank time deposits with original maturities of three months or less	$—	$153.7	$—	$153.7
Derivative assets [1] (see Note S)	—	4.0	—	4.0
Diversified investments associated with the ESUP [1] (see Note L)	41.0	—	—	41.0
Total assets	$41.0	$157.7	$—	$198.7
Liabilities:
Derivative liabilities [1] (see Note S)	$—	$.9	$—	$.9
Liabilities associated with the ESUP [1] (see Note L)	40.6	—	—	40.6
Total liabilities	$40.6	$.9	$—	$41.5

[1] Includes both current and long-term amounts.
There were no transfers between Level 1 and Level 2 for any of the periods presented.

The fair value for fixed rate debt (Level 1) was approximately $170.0 greater than carrying value of $1,587.6 at December 31, 2020 and was approximately $100.0 greater than carrying value of $1,585.6 at December 31, 2019.

Items measured at fair value on a non-recurring basis

The primary areas in which we utilize fair value measures of non-financial assets and liabilities are allocating purchase price to the assets and liabilities of acquired companies (Note R) and evaluating long-term assets (including goodwill) for potential impairment (Note C). Determining fair values for these items requires significant judgment and includes a variety of methods and models that utilize significant Level 3 inputs (Note A).